Deferred Policy Acquisition Costs - Rollforward of LDTI (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				$ 7,241
Impact of CECL adoption					$ 15
Change related to unrealized (appreciation) depreciation of investments					(1,085)
Other, including foreign exchange					15
Balance, end of year					7,241
Deferred policy acquisition costs and value of business acquired	$ 10,641		$ 10,563	10,598		$ 10,500
As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred policy acquisition costs and value of business acquired			13,179	8,058		$ 7,363
Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	10,472	$ 10,485	10,485	10,375	7,939
Capitalizations	(319)	(260)	(1,059)	(1,056)	(889)
Amortization expense	253	240	1,011	941	(532)
Other, including foreign exchange	13	(19)	(61)	(5)
Balance, end of year	10,551	10,486	10,472	10,485	10,375
Deferred policy acquisition costs and value of business acquired	10,641	10,594	10,563	10,598
Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				7,241
Balance, end of year					7,241
Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	91	113	113	125
Capitalizations			(9)	(10)
Other, including foreign exchange	(2)	2	13	2
Balance, end of year	90	108	91	113	125
Value of Business Acquired			91	113
Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				122	130
Capitalizations					(11)
Change related to unrealized (appreciation) depreciation of investments					(2)
Other, including foreign exchange					1
Balance, end of year					122
Individual Retirement | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	4,643	4,604	4,604	4,476
Capitalizations	(187)	(143)	(562)	(579)
Amortization expense	137	119	523	451
Other, including foreign exchange	0	0	0	0
Balance, end of year	4,693	4,628	4,643	4,604	4,476
Value of Business Acquired	1
Deferred policy acquisition costs and value of business acquired	4,694	4,630	4,646	4,607
Individual Retirement | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				2,426
Balance, end of year					2,426
Individual Retirement | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	3	3	3	3
Capitalizations			0	0
Other, including foreign exchange	2	1	0	0
Balance, end of year	1	2	3	3	3
Value of Business Acquired			3	3
Individual Retirement | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				3
Balance, end of year					3
Individual Retirement | Value Of Business Acquired | Cumulative Effect, Period of Adoption, Adjusted Balance
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				3
Balance, end of year					3
Group Retirement | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	1,060	1,078	1,078	1,093
Capitalizations	(21)	(14)	(62)	(63)
Amortization expense	21	19	80	78
Other, including foreign exchange	0	0	0	0
Balance, end of year	1,060	1,073	1,060	1,078	1,093
Deferred policy acquisition costs and value of business acquired	1,061	1,074	1,061	1,079
Group Retirement | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				560
Balance, end of year					560
Group Retirement | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	1	1	1	1
Capitalizations			0	0
Other, including foreign exchange	0	0	0	0
Balance, end of year	1	1	1	1	1
Value of Business Acquired			1	1
Group Retirement | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				1
Balance, end of year					1
Group Retirement | Value Of Business Acquired | Cumulative Effect, Period of Adoption, Adjusted Balance
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				1
Balance, end of year					1
Life Insurance | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	4,718	4,765	4,765	4,773
Capitalizations	(107)	(100)	(414)	(404)
Amortization expense	93	101	401	406
Other, including foreign exchange	13	(18)	(60)	(6)
Balance, end of year	4,745	4,746	4,718	4,765	4,773
Deferred policy acquisition costs and value of business acquired	4,833	4,851	4,805	4,874
Life Insurance | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				4,229
Balance, end of year					4,229
Life Insurance | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	87	109	109	121
Capitalizations			(9)	(10)
Other, including foreign exchange	(4)	1	13	2
Balance, end of year	88	105	87	109	121
Value of Business Acquired			87	109
Life Insurance | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				118
Balance, end of year					118
Life Insurance | Value Of Business Acquired | Cumulative Effect, Period of Adoption, Adjusted Balance
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				121
Balance, end of year					121
Institutional Markets | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	51	38	38	33
Capitalizations	(4)	(3)	(21)	(10)
Amortization expense	2	1	7	6
Other, including foreign exchange	0	(1)	(1)	1
Balance, end of year	53	39	51	38	33
Value of Business Acquired	0
Deferred policy acquisition costs and value of business acquired	$ 53	39	51	38
Institutional Markets | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				26
Balance, end of year					26
Institutional Markets | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				125
Balance, end of year					125
Value of Business Acquired		$ 0	$ 0	0
Institutional Markets | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year				$ 122
Balance, end of year					$ 122